COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Jan. 03, 2014
Lease Obligations [Abstract]
Obligations under non-cancelable operating lease agreements [Table Text Block]
(In millions)	Operating Leases
2014	$187.1
2015	153.7
2016	123.2
2017	92.1
2018	70.7
Thereafter	115.3
Total minimum lease payments	$742.1